FINANCIAL AND CAPITAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2023
FINANCIAL AND CAPITAL RISK MANAGEMENT
FINANCIAL AND CAPITAL RISK MANAGEMENT

NOTE 23 – FINANCIAL AND CAPITAL RISK MANAGEMENT

Financial risk management

The Group’s activities expose it to a variety of financial risks, including the effects of changes in debt and equity market prices, foreign currency exchange rates and interest rates. The Group’s overall risk management programmes focus on the unpredictability of financial markets and seeks to minimize potential adverse effects on the financial performance of the Group. Risk management is carried out under policies approved by Board of Directors.

Foreign currency risk

The table below summarizes the Group’s exposure to foreign exchange rate risk at 31 December 2023 and 2022 in terms of TRY equivalents of foreign currency denominated assets and liabilities.

	As of 31 December 2023
	US Dollar	Euro	GBP	CHF	Total

Assets:
Cash and cash equivalents	4,368,356	3,185	88	54	4,371,683
Financial investments	1,722,744	—	—	—	1,722,744
Trade receivables and due from related parties	41,463	3,494	—	—	44,957
Other current assets	2,486	—	—	—	2,486

Total assets	6,135,049	6,679	88	54	6,141,870

Liabilities:
Trade payables and payables to merchants and due to related parties	(1,232,394)	(10,302)	(358)	(32)	(1,243,086)
Provisions	(52,976)	—	—	—	(52,976)

Total liabilities	(1,285,370)	(10,302)	(358)	(32)	(1,296,062)

Net foreign currency position	4,849,679	(3,623)	(270)	22	4,845,808

	As of 31 December 2022
	US Dollar	Euro	GBP	CHF	Total

Assets:
Cash and cash equivalents	4,684,672	493	3	40	4,685,208
Trade receivables and due from related parties	25,827	2,262	—	250	28,339
Other current assets	2,104	—	—	—	2,104

Total assets	4,712,603	2,755	3	290	4,715,651

Liabilities:
Trade payables and payables to merchants and due to related parties	(1,401,150)	(21,509)	(219)	(15)	(1,422,893)
Short term provisions	(429,027)	—	—	—	(429,027)

Total liabilities	(1,830,177)	(21,509)	(219)	(15)	(1,851,920)

Net foreign currency position	2,882,426	(18,754)	(216)	275	2,863,731

NOTE 23 - FINANCIAL AND CAPITAL RISK MANAGEMENT (Continued)

Financial risk management (Continued)

The Group is exposed to foreign exchange risk through the impact of rate changes in the translation of foreign currency denominated liabilities to local currency. These risks are monitored and limited by analysing foreign currency position through obtaining positions within the approved limits.

At 31 December 2023, if the US Dollar had strengthened/weakened by 10% against the TRY with all other variables held constant, income/(loss) before income taxes would have been TRY484,968 thousand higher/lower (2022: Loss before tax would have been TRY288,243 thousand lower/higher), mainly as a result of foreign exchange losses/gains on the translation of US Dollar assets and liabilities.

At 31 December 2023, if the Euro had strengthened/weakened by 10% against the TRY with all other variables held constant, income/(loss) before income taxes would have been TRY362 thousand lower/higher (2022: Loss before tax would have been TRY1,875 thousand higher/lower), mainly as a result of foreign exchange losses/gains on the translation of Euro assets and liabilities.

At 31 December 2023, if the GBP and CHF had strengthened/weakened by 10% against the TRY with all other variables held constant, income/(loss) before income taxes would have been TRY27 thousand and TRY22 thousand lower/higher, mainly as a result of foreign exchange losses/gains on the translation of GBP and CHF assets and liabilities (2022: Loss before tax would have been TRY2 and TRY28 lower/higher).

Credit risk

The Group operates as an e-commerce website offering its customers a wide selection of merchandise. The substantial portion of sales is through the customers’ credit cards. Therefore, the resulting accounts receivable balances are secured by banks, the issuers of credit cards. In this context, the credit risk of the Group is substantially mitigated.

As 31 December 2023 and 2022 expected credit loss from trade receivables is as follows:

		Overdue 0-1	Overdue 1-3	Overdue 3-12	Overdue more than 12
31 December 2023	Not due	months	months	months	months	Total
Trade receivables	2,240,022	74,621	14,044	11,312	33,276	2,373,275
Expected credit loss	12,944	1,114	5,027	9,749	33,276	62,110

		Overdue 0-1	Overdue 1-3	Overdue 3-12	Overdue more than 12
31 December 2022	Not due	months	months	months	months	Total
Trade receivables	1,051,484	2,605	2,244	4,103	34,020	1,094,456
Expected credit loss	3,488	186	1,111	3,643	33,784	42,212

Funding risk

The ability to fund the existing and prospective debt requirements is managed by maintaining the availability of adequate funding lines from high quality lenders and supply financing arrangements.

NOTE 23 - FINANCIAL AND CAPITAL RISK MANAGEMENT (Continued)

Financial risk management (Continued)

Liquidity risk

The Group maintains available line of credit limits with various banks that can be used in obtaining cash, letters of guarantee and cash for payments to suppliers. The Group generates negative working capital as a result of its operating model. The table below shows the Group’s liquidity risk arising from financial liabilities.

		Contractual
	Carrying	undiscounted	Up to	3 – 12	1 – 5
2023	value	cash flow	3 months	months	years

Non-derivative financial instruments:
Trade payables and payables to merchants	10,562,999	10,780,172	10,284,474	495,698	—
Lease liabilities	276,393	368,354	66,260	129,290	172,804
Bank borrowings	186,281	188,376	179,618	5,809	2,949
Wallet deposits	188,412	188,412	188,412	—	—
Due to related parties	4,638	4,638	4,638	—	—
	11,218,723	11,529,952	10,723,402	630,797	175,753

		Contractual
	Carrying	undiscounted	Up to	3 – 12	1 – 5
2022	value	cash flow	3 months	months	years

Non-derivative financial instruments:
Trade payables and payables to merchants	9,699,421	9,726,123	9,726,123	—	—
Lease liabilities	432,309	538,667	78,715	216,571	243,381
Bank borrowings	39,501	47,833	9,377	18,018	20,438
Wallet deposits	187,006	187,006	187,006	—	—
Due to related parties	9,192	9,192	9,192	—	—
	10,367,429	10,508,821	10,010,413	234,589	263,819

Capital risk management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue its operations in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital. In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.

Consistent with others in the industry, the Group monitors capital on the basis of the net debt to equity ratio. This ratio is calculated as net debt divided by equity. Net debt is calculated as total borrowings and lease liabilities less cash and cash equivalents. Net debt/(cash) to equity ratios at 31 December 2023 and 2022 were as follows:

	2023	2022

Net debt/(cash) (Note 25)	(5,037,326)	(8,205,145)
Total equity	3,302,779	3,365,798

Net debt/(net cash) to equity ratio	(153)%	(244)%